Supplement to the

Fidelity® Mid-Cap Stock Fund Class K (FKMCX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MCS-KB-11-01  February 8, 2011
1.881217.102

Supplement to the

Fidelity® Large Cap Stock Fund (FLCSX), Fidelity Mid-Cap Stock Fund (FMCSX)
and Fidelity Small Cap Stock Fund (FSLCX)

Fidelity Mid-Cap Stock Fund is a class of shares of Fidelity Mid-Cap Stock Fund

Funds of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

SMLB-11-01  February 8, 2011
1.712213.123

Supplement to the

Fidelity® Small Cap Discovery Fund (formerly Fidelity Small Cap Retirement Fund) (FSCRX)
A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

SMRB-11-01  February 8, 2011
1.782324.109